Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS
23.	Commitments
The Company is committed to payments to exploration assets for community agreements related to the Warintza Project of $953 in 2026 and $568 in 2027.